DBX ETF Trust | 1
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.9%
Australia — 8.3%
AGL Energy Ltd.
5,347 32,932
ALS Ltd.
4,379 74,325
Ampol Ltd.
2,409 58,169
Ansell Ltd.
961 19,257
ANZ Group Holdings Ltd.
556 14,081
APA Group (a)
6,819 49,455
Aristocrat Leisure Ltd.
957 34,497
ASX Ltd.
593 19,725
Atlas Arteria Ltd. (a)
3,021 10,716
Aurizon Holdings Ltd.
44,308 133,576
Bank of Queensland Ltd.
2,348 10,576
Beach Energy Ltd.
7,855 6,104
Bendigo & Adelaide Bank Ltd.
2,418 17,989
BHP Group Ltd.
574 25,734
BlueScope Steel Ltd.
5,585 127,464
Brambles Ltd.
9,032 107,681
CAR Group Ltd.
398 7,113
Challenger Ltd.
2,271 14,477
Charter Hall Group REIT
2,445 35,852
Cleanaway Waste Management
Ltd.
15,592 25,690
Cochlear Ltd.
118 8,533
Coles Group Ltd.
12,106 189,187
Commonwealth Bank of
Australia
48 5,699
Computershare Ltd.
2,789 69,411
CSL Ltd.
198 13,763
Deterra Royalties Ltd.
3,758 12,167
Dexus REIT
1,910 7,710
Downer EDI Ltd.
19,133 111,919
Dyno Nobel Ltd.
11,182 30,251
EBOS Group Ltd.
372 4,347
Endeavour Group Ltd.
21,750 45,069
Evolution Mining Ltd.
3,059 26,720
Flight Centre Travel Group Ltd.
463 3,641
Fortescue Ltd.
4,812 77,242
Goodman Group REIT
1,274 29,030
GPT Group REIT
43,721 152,568
Harvey Norman Holdings Ltd.
11,398 37,806
HUB24 Ltd.
165 9,865
Insurance Australia Group Ltd.
35,665 196,563
JB Hi-Fi Ltd.
1,322 70,853
Lendlease Corp. Ltd. (a)
1,508 2,951
Lottery Corp. Ltd.
14,800 57,715
Macquarie Group Ltd.
197 33,812
Magellan Financial Group Ltd.
1,665 10,123
Medibank Pvt Ltd.
44,850 154,894
Metcash Ltd.
10,970 24,231
Mirvac Group REIT
3,619 4,401
National Australia Bank Ltd.
921 24,737
Number
of Shares Value $
Netwealth Group Ltd.
240 3,690
New Hope Corp. Ltd.
5,589 23,484
Northern Star Resources Ltd.
1,749 23,671
Orica Ltd.
6,252 102,966
Origin Energy Ltd.
12,108 94,696
Orora Ltd.
4,185 3,929
Qantas Airways Ltd.
12,921 87,760
QBE Insurance Group Ltd.
14,701 239,472
Qube Holdings Ltd.
12,159 43,829
Ramelius Resources Ltd.
6,436 14,911
Ramsay Health Care Ltd.
1,582 42,218
REA Group Ltd.
47 5,039
Reece Ltd.
401 3,982
Region Group REIT
23,716 38,735
Rio Tinto Ltd.
1,665 222,379
Sandfire Resources Ltd. *
1,905 26,906
Santos Ltd.
19,938 112,038
Scentre Group REIT
59,597 164,231
SEEK Ltd.
639 5,706
SGH Ltd.
484 14,347
Sims Ltd.
3,452 66,613
Sonic Healthcare Ltd.
2,755 38,693
South32 Ltd.
19,986 69,167
Steadfast Group Ltd.
11,675 34,273
Stockland REIT
20,098 59,288
Suncorp Group Ltd.
7,556 94,487
Technology One Ltd.
696 14,943
Telstra Group Ltd.
14,159 53,076
TPG Telecom Ltd.
11,973 33,597
Transurban Group (a)
3,166 34,124
Treasury Wine Estates Ltd.
2,192 6,687
Vicinity Ltd. REIT
71,679 130,480
Washington H Soul Pattinson &
Co. Ltd.
973 30,453
Wesfarmers Ltd.
1,625 93,290
Westpac Banking Corp.
734 19,012
Whitehaven Coal Ltd.
3,189 20,077
Woodside Energy Group Ltd.
8,468 186,803
Woolworths Group Ltd.
5,665 143,596
Worley Ltd.
4,423 41,180
(Cost $3,802,235)
4,684,449
Austria — 0.6%
ANDRITZ AG
1,100 100,253
BAWAG Group AG, 144A
26 4,675
Erste Group Bank AG
301 36,179
OMV AG
534 38,417
Raiffeisen Bank International AG
130 7,497
Strabag SE
389 43,170
Telekom Austria AG
2,322 26,582
Verbund AG
459 30,826

2 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Vienna Insurance Group AG
Wiener Versicherung Gruppe
400 29,454
(Cost $236,176)
317,053
Belgium — 0.9%
Ackermans & van Haaren NV
194 61,532
Ageas SA/NV
740 57,512
Anheuser-Busch InBev SA/NV
229 18,439
D'ieteren Group
317 63,405
Elia Group SA/NV
281 43,711
Financiere de Tubize SA
94 24,659
Groupe Bruxelles Lambert NV
102 9,630
KBC Group NV
149 19,813
Lotus Bakeries NV
2 25,673
Sofina SA
334 86,917
Syensqo SA
237 18,585
UCB SA
212 62,269
Warehouses De Pauw CVA REIT
1,121 29,093
(Cost $439,928)
521,238
Bermuda — 0.3%
Hiscox Ltd.
(Cost $132,913)
7,738 182,429
Canada — 6.5%
Agnico Eagle Mines Ltd.
178 32,753
Alamos Gold, Inc., Class A
1,062 43,604
Alimentation Couche-Tard, Inc.
2,214 125,185
AltaGas Ltd.
1,718 66,909
ARC Resources Ltd.
1,534 34,755
AtkinsRealis Group Inc.
2,171 130,429
Bank of Montreal
56 9,103
Bank of Nova Scotia
81 6,505
Barrick Mining Corp.
2,712 115,957
BCE, Inc.
2,759 69,659
CAE, Inc. *
652 16,892
Cameco Corp.
39 4,386
Canadian Imperial Bank of
Commerce
221 24,143
Canadian National Railway Co.
526 62,335
Canadian Natural Resources Ltd.
1,019 46,380
Canadian Pacific Kansas City
Ltd.
429 38,336
Canadian Tire Corp. Ltd., Class A
934 119,941
Cenovus Energy, Inc.
854 23,595
CGI, Inc.
266 18,591
Descartes Systems Group, Inc. *
43 3,176
Dollarama, Inc.
219 28,028
Element Fleet Management
Corp.
592 11,805
Emera, Inc.
2,116 110,750
Enbridge, Inc.
470 25,807
Fairfax Financial Holdings Ltd.
110 171,338
FirstService Corp.
73 9,794
Number
of Shares Value $
Fortis, Inc.
1,848 102,304
Franco-Nevada Corp.
85 19,706
George Weston Ltd.
1,170 82,029
GFL Environmental, Inc.
1,606 53,932
Gildan Activewear, Inc.
42 2,564
Great-West Lifeco, Inc.
153 8,939
Hydro One Ltd., 144A
911 37,497
iA Financial Corp., Inc.
222 27,699
IGM Financial, Inc.
1,546 88,167
Imperial Oil Ltd.
300 35,622
Intact Financial Corp.
611 120,142
Keyera Corp.
548 22,751
Kinross Gold Corp.
1,928 58,615
Loblaw Cos. Ltd.
1,088 48,707
Lundin Gold, Inc.
94 6,281
Lundin Mining Corp.
139 4,155
Magna International, Inc.
6,599 428,021
Manulife Financial Corp.
562 21,512
Metro, Inc.
1,522 97,747
National Bank of Canada
144 21,047
Nutrien Ltd.
560 38,379
Open Text Corp.
397 9,447
Pan American Silver Corp.
226 12,916
Pembina Pipeline Corp.
975 45,517
Power Corp. of Canada
452 27,342
Quebecor, Inc., Class B
1,618 78,577
Royal Bank of Canada
34 6,527
Saputo, Inc.
2,723 83,496
Stantec, Inc.
505 38,188
Sun Life Financial, Inc.
474 34,092
Suncor Energy, Inc.
2,329 145,686
TC Energy Corp.
387 25,807
TELUS Corp.
2,357 29,618
TFI International, Inc.
433 66,851
TMX Group Ltd.
117 4,382
Toromont Industries Ltd.
1,390 229,445
Toronto-Dominion Bank
125 14,314
Tourmaline Oil Corp.
670 30,651
Waste Connections, Inc.
163 24,344
Wheaton Precious Metals Corp.
124 16,685
Whitecap Resources, Inc.
2,198 25,274
WSP Global, Inc.
295 41,815
(Cost $3,004,132)
3,666,946
Chile — 0.0%
Antofagasta PLC
(Cost $3,848)
271 14,970
China — 0.1%
Lenovo Group Ltd.
8,514 26,072
Shenzhou International Group
Holdings Ltd.
1,764 10,448
(Cost $18,913)
36,520

DBX ETF Trust | 3
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Curacao — 0.1%
HAL Trust
(Cost $62,339)
318 63,531
Czech Republic — 0.0%
CSG NV *
(Cost $3,590)
112 2,349
Denmark — 0.5%
A.P. Moller — Maersk A/S, Class
A
9 21,810
A.P. Moller — Maersk A/S, Class
B
9 22,218
Carlsberg AS, Class B
308 41,427
Coloplast A/S, Class B
111 6,860
Danske Bank A/S
573 30,188
DSV A/S
41 10,303
Genmab A/S *
109 29,002
H Lundbeck A/S
2,664 18,061
H Lundbeck A/S, Class A
742 4,264
Novo Nordisk A/S, Class B
137 6,267
Novonesis Novozymes B, Class B
334 19,427
Pandora A/S
127 11,918
ROCKWOOL A/S, Class B
92 2,907
Tryg A/S
2,026 47,706
Vestas Wind Systems A/S
747 21,001
(Cost $258,489)
293,359
Finland — 1.7%
Elisa OYJ
1,168 56,046
Fortum OYJ
783 18,320
Kesko OYJ, Class B
3,034 73,572
Kone OYJ, Class B
1,144 68,432
Metso Corp.
2,561 48,953
Neste OYJ
536 17,614
Nokia OYJ
5,425 79,071
Nordea Bank Abp
1,945 37,382
Orion OYJ, Class B
863 72,107
Sampo OYJ, Class A
22,254 235,386
Stora Enso OYJ, Class R
2,491 29,199
UPM-Kymmene OYJ
2,377 69,457
Valmet OYJ
1,248 33,875
Wartsila OYJ Abp
2,363 96,237
(Cost $774,791)
935,651
France — 4.1%
Accor SA
662 36,332
Aeroports de Paris SA
167 22,411
Air Liquide SA
135 28,054
Alstom SA *
279 5,580
Amundi SA, 144A
318 31,153
AXA SA
449 20,817
Ayvens SA, 144A
1,796 24,270
BioMerieux
119 10,325
BNP Paribas SA
47 5,098
Number
of Shares Value $
Bollore SE
4,989 31,671
Bouygues SA
3,223 189,784
Bureau Veritas SA
2,030 61,592
Capgemini SE *
134 15,942
Carrefour SA
7,329 137,141
Cie de Saint-Gobain SA
459 41,918
Cie Generale des Etablissements
Michelin SCA
2,830 104,061
Covivio SA REIT
83 5,351
Credit Agricole SA
380 7,361
Danone SA
774 55,042
Dassault Aviation SA
45 16,006
Dassault Systemes SE
94 2,063
Edenred SE
528 14,381
Eiffage SA
1,136 165,376
Engie SA
1,304 40,279
EssilorLuxottica SA
29 5,927
FDJ UNITED
1,224 32,495
Gecina SA REIT
116 9,943
Getlink SE
1,018 22,286
Ipsen SA
345 63,047
Kering SA
25 7,450
Klepierre SA REIT
2,822 115,326
Legrand SA
432 74,434
L'Oreal SA
11 4,911
Orange SA
6,629 138,740
Pernod Ricard SA
548 40,556
Publicis Groupe SA
943 92,150
Rexel SA
2,230 95,791
Safran SA
103 36,744
Sanofi SA
309 27,149
Schneider Electric SE
51 16,066
SCOR SE
1,214 43,605
Societe Generale SA
77 6,436
Sodexo SA
476 26,218
SPIE SA
1,259 71,843
Thales SA
61 17,049
TotalEnergies SE
693 60,798
Unibail-Rodamco-Westfield
REIT *
259 30,025
Veolia Environnement SA
3,056 123,854
Vinci SA
616 89,891
(Cost $1,913,669)
2,324,742
Germany — 2.9%
adidas AG
39 7,582
Allianz SE
14 6,234
Aumovio SE *
526 24,614
BASF SE
836 49,579
Bayer AG
314 13,385
Bayerische Motoren Werke AG
223 19,455
Bechtle AG *
217 8,463

4 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Beiersdorf AG
186 15,016
Brenntag SE
170 11,217
Commerzbank AG
151 6,530
Continental AG
944 78,610
CTS Eventim AG & Co. KGaA
117 8,486
Daimler Truck Holding AG
472 23,216
Deutsche Bank AG (b)
313 10,176
Deutsche Boerse AG
18 5,201
Deutsche Lufthansa AG
3,501 35,054
Deutsche Post AG
1,629 97,329
Deutsche Telekom AG
658 22,160
DWS Group GmbH & Co. KGaA,
144A (b)
299 21,616
E.ON SE
5,324 113,074
Evonik Industries AG *
1,465 28,738
Fraport AG Frankfurt Airport
Services Worldwide
255 21,440
Fresenius Medical Care AG
1,253 54,379
Fresenius SE & Co. KGaA
679 28,739
FUCHS SE
323 12,231
GEA Group AG
1,347 87,161
Hannover Rueck SE
111 30,103
Heidelberg Materials AG
205 45,644
Henkel AG & Co. KGaA
340 24,718
HOCHTIEF AG
105 59,623
Infineon Technologies AG
120 11,358
KION Group AG
127 6,499
Knorr-Bremse AG
149 18,031
Mercedes-Benz Group AG
709 43,180
Merck KGaA
237 36,189
MTU Aero Engines AG
232 84,821
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
52 27,446
Rational AG
5 3,845
RWE AG
5,603 356,737
SAP SE
21 3,805
Schaeffler AG
549 6,765
Scout24 SE, 144A
170 14,333
Siemens AG
21 6,612
Siemens Healthineers AG, 144A
86 3,504
Symrise AG
226 20,861
Talanx AG
99 11,899
Traton SE *
181 7,131
(Cost $1,215,855)
1,632,789
Greece — 0.1%
Metlen Energy & Metals PLC *
(Cost $73,645)
1,383 66,977
Hong Kong — 3.2%
AIA Group Ltd.
4,285 44,969
Bank of East Asia Ltd.
6,620 11,521
BOC Hong Kong Holdings Ltd.
6,690 40,922
Number
of Shares Value $
Cathay Pacific Airways Ltd.
35,994 61,081
Chow Tai Fook Jewellery Group
Ltd.
4,925 6,906
CK Asset Holdings Ltd.
13,658 82,498
CK Hutchison Holdings Ltd.
28,386 255,160
CK Infrastructure Holdings Ltd.
3,016 22,839
CLP Holdings Ltd.
12,413 121,162
CTF Services Ltd.
18,530 19,080
Dah Sing Banking Group Ltd.
5,479 9,396
DFI Retail Group Holdings Ltd.
11,976 47,904
First Pacific Co. Ltd.
38,540 25,128
Galaxy Entertainment Group Ltd.
4,267 17,052
Hang Lung Group Ltd.
6,350 11,829
Hang Lung Properties Ltd.
4,555 4,673
Henderson Land Development
Co. Ltd.
2,557 10,101
Hong Kong & China Gas Co. Ltd.
54,933 50,255
Hong Kong Exchanges &
Clearing Ltd.
259 13,212
Hutchison Port Holdings Trust,
Class U
200,400 41,082
Jardine Matheson Holdings Ltd.
2,666 176,969
Johnson Electric Holdings Ltd.
3,093 10,071
Kerry Properties Ltd.
2,263 5,989
KLN Logistics Group Ltd.
5,289 4,144
MTR Corp. Ltd.
10,132 40,774
PCCW Ltd.
17,579 12,762
Power Assets Holdings Ltd.
11,800 90,487
Prudential PLC
3,196 46,161
Shangri-La Asia Ltd.
8,000 4,369
Sino Land Co. Ltd.
18,426 27,766
SITC International Holdings Co.
Ltd.
6,108 26,981
Sun Hung Kai Properties Ltd.
2,873 48,278
Swire Pacific Ltd., Class A
1,455 15,149
Swire Pacific Ltd., Class B
6,303 10,487
Techtronic Industries Co. Ltd.
2,001 29,693
VTech Holdings Ltd.
5,247 34,311
WH Group Ltd., 144A
233,363 269,469
Wharf Real Estate Investment
Co. Ltd.
1,180 3,619
Xinyi Glass Holdings Ltd.
6,726 8,496
Yue Yuen Industrial Holdings
Ltd.
18,541 34,705
(Cost $1,426,484)
1,797,450
Ireland — 0.4%
AIB Group PLC
5,359 63,162
Bank of Ireland Group PLC
856 17,416
DCC PLC
626 50,671
Experian PLC
545 18,902
James Hardie Industries PLC
CDI *
277 6,362
Kerry Group PLC, Class A
361 30,942

DBX ETF Trust | 5
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Kingspan Group PLC
285 26,141
Ryanair Holdings PLC
1,175 34,458
(Cost $219,395)
248,054
Israel — 3.3%
Airport City Ltd. *
397 7,656
Amot Investments Ltd.
3,362 22,714
Azrieli Group Ltd.
110 18,375
Bank Hapoalim BM
4,861 125,710
Bank Leumi Le-Israel BM
5,540 141,314
Bezeq The Israeli
Telecommunication Corp. Ltd.
75,451 215,578
Big Shopping Centers Ltd.
231 63,257
Clal Insurance Enterprises
Holdings Ltd.
420 42,443
Delek Group Ltd.
108 33,389
El Al Israel Airlines
1,872 8,981
Elbit Systems Ltd.
43 38,852
Energix-Renewable Energies Ltd.
1,472 15,211
Enlight Renewable Energy Ltd. *
470 50,932
Fattal Holdings 1998 Ltd. *
23 7,006
FIBI Holdings Ltd.
275 30,448
First International Bank Of Israel
Ltd.
507 43,367
Gav-Yam Lands Corp. Ltd.
1,189 16,418
Harel Insurance Investments &
Financial Services Ltd.
141 9,003
ICL Group Ltd.
4,870 32,311
Israel Corp. Ltd.
41 13,605
Israel Discount Bank Ltd., Class
A
8,523 95,188
Isrotel Ltd. *
160 8,338
Matrix IT Ltd.
354 11,233
Mega Or Holdings Ltd.
122 29,701
Meitav Investment House Ltd.
351 21,460
Melisron Ltd.
515 81,656
Menora Mivtachim Holdings Ltd.
132 24,630
Migdal Insurance & Financial
Holdings Ltd. *
4,225 28,800
Mivne Real Estate KD Ltd.
5,957 30,662
Mizrahi Tefahot Bank Ltd.
1,266 97,859
Next Vision Stabilized Systems
Ltd.
47 5,030
Nice Ltd. *
180 16,058
Nova Ltd. *
22 11,559
OPC Energy Ltd. *
408 18,017
Phoenix Financial Ltd.
1,088 72,729
Shapir Engineering and Industry
Ltd. *
523 8,533
Shufersal Ltd.
5,465 95,071
Strauss Group Ltd.
1,794 77,559
Teva Pharmaceutical Industries
Ltd. *
1,723 60,477
Number
of Shares Value $
Tower Semiconductor Ltd. *
431 123,868
(Cost $962,807)
1,854,998
Italy — 2.1%
A2A SpA
9,437 24,767
Banca Mediolanum SpA
1,101 25,452
Banco BPM SpA
2,423 38,129
BPER Banca SPA
1,280 17,354
Buzzi SpA
346 18,775
Davide Campari-Milano NV
3,476 22,724
Enel SpA
3,950 44,366
Eni SpA
3,188 83,817
Ferrari NV
19 6,545
FinecoBank Banca Fineco SpA
1,389 33,974
Generali
486 21,954
Hera SpA
6,323 28,452
Infrastrutture Wireless Italiane
SpA, 144A
1,040 8,107
Interpump Group SpA
516 21,605
Intesa Sanpaolo SpA
3,222 21,834
Italgas SpA
12,204 143,340
Leonardo SpA
404 25,656
Moncler SpA
534 34,809
Pirelli & C SpA, 144A
4,411 32,480
Poste Italiane SpA
697 20,627
Prysmian SpA
1,472 254,227
Recordati Industria Chimica e
Farmaceutica SpA
241 14,484
Reply SpA
57 6,845
Snam SpA
5,251 38,396
Telecom Italia SpA *
52,619 44,751
Terna - Rete Elettrica Nazionale
6,300 72,430
UniCredit SpA
141 12,215
Unipol Assicurazioni SpA
1,552 38,468
(Cost $758,128)
1,156,583
Japan — 29.0%
77 Bank Ltd.
600 11,888
ABC-Mart, Inc.
919 15,194
Acom Co. Ltd.
378 1,111
Activia Properties, Inc. REIT
8 6,573
Advance Residence Investment
Corp. REIT
11 10,641
Aeon Co. Ltd.
2,511 21,949
AEON REIT Investment Corp.
REIT
9 6,943
AGC, Inc.
2,890 125,955
Air Water, Inc.
3,185 52,000
Aisin Corp.
7,322 111,010
Ajinomoto Co., Inc.
1,189 38,481
Alfresa Holdings Corp.
2,985 41,909
Alps Alpine Co. Ltd.
4,048 55,206
ALSOK Co. Ltd.
3,859 27,296
Amada Co. Ltd.
6,276 118,826

6 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Amano Corp.
1,105 24,809
ANA Holdings, Inc.
1,100 20,650
Asahi Group Holdings Ltd.
2,476 23,696
Asahi Intecc Co. Ltd.
532 12,586
Asahi Kasei Corp.
17,631 197,918
Asics Corp.
287 8,731
Astellas Pharma, Inc.
2,976 42,680
Azbil Corp.
5,252 54,849
Bandai Namco Holdings, Inc.
848 19,395
Bic Camera, Inc.
1,055 11,783
BIPROGY, Inc.
1,154 33,259
Blue Zones Holdings Co. Ltd.
2,505 27,239
Bridgestone Corp.
6,836 147,851
Brother Industries Ltd.
3,117 73,485
Calbee, Inc.
1,122 20,468
Canon Marketing Japan, Inc.
2,132 47,705
Canon, Inc.
1,890 50,197
Capcom Co. Ltd.
395 7,484
Casio Computer Co. Ltd.
837 9,409
Central Japan Railway Co.
2,843 62,132
Chiba Bank Ltd.
700 10,228
Chubu Electric Power Co., Inc.
12,667 232,747
Chugai Pharmaceutical Co. Ltd.
170 8,428
Chugin Financial Group, Inc.
606 11,373
Chugoku Electric Power Co., Inc.
3,742 20,582
Coca-Cola Bottlers Japan
Holdings, Inc.
400 8,887
COMSYS Holdings Corp.
3,577 121,990
Cosmo Energy Holdings Co. Ltd.
1,720 40,399
Cosmos Pharmaceutical Corp.
314 11,859
CyberAgent, Inc.
2,560 20,801
Dai Nippon Printing Co. Ltd.
11,314 196,906
Daicel Corp.
6,435 53,925
Daido Steel Co. Ltd.
2,812 36,707
Daifuku Co. Ltd.
1,019 46,799
Daiichi Life Group, Inc.
1,501 15,426
Daiichi Sankyo Co. Ltd.
300 5,089
Daikin Industries Ltd.
460 67,285
Daito Trust Construction Co. Ltd.
6,705 133,603
Daiwa House Industry Co. Ltd.
1,334 36,319
Daiwa House REIT Investment
Corp. REIT
17 12,879
Daiwa Office Investment Corp.
REIT
3 5,993
Daiwa Securities Group, Inc.
500 4,713
Daiwa Securities Living
Investments Corp. REIT
18 11,466
Denso Corp.
6,657 79,789
DIC Corp.
1,397 42,413
Disco Corp.
8 3,271
Dowa Holdings Co. Ltd.
125 8,088
East Japan Railway Co.
3,262 69,916
Number
of Shares Value $
Ebara Corp.
470 16,779
Eisai Co. Ltd.
200 5,005
Electric Power Development
Co. Ltd.
4,142 104,519
ENEOS Holdings, Inc.
31,101 255,056
EXEO Group, Inc.
2,048 36,614
Ezaki Glico Co. Ltd.
750 25,639
FANUC Corp.
905 44,866
Fast Retailing Co. Ltd.
23 11,895
Food & Life Cos. Ltd.
210 14,346
Frontier Real Estate Investment
Corp. REIT
13 6,664
Fuji Electric Co. Ltd.
1,063 103,101
FUJIFILM Holdings Corp.
2,254 47,037
Fujitsu Ltd.
1,666 35,248
Fukuoka Financial Group, Inc.
250 10,296
GLP J REIT
23 19,317
Goldwin, Inc.
379 5,023
GS Yuasa Corp.
849 34,986
Gunma Bank Ltd.
363 5,153
Hachijuni Nagano Bank Ltd.
1,098 16,026
Hakuhodo DY Holdings, Inc.
2,535 17,819
Hamamatsu Photonics KK
576 10,359
Hankyu Hanshin Holdings, Inc.
1,167 34,330
Haseko Corp.
1,272 21,674
Hikari Tsushin, Inc.
32 7,347
Hirogin Holdings, Inc.
200 2,535
Hirose Electric Co. Ltd.
255 45,212
Hitachi Construction Machinery
Co. Ltd.
609 19,889
Hitachi Ltd.
412 13,370
Hokuhoku Financial Group, Inc.
400 16,222
Honda Motor Co. Ltd.
3,177 28,988
Horiba Ltd.
498 82,166
Hoshizaki Corp.
529 17,506
House Foods Group, Inc.
1,156 24,813
Hoya Corp.
258 43,889
Hulic Co. Ltd.
5,408 57,718
Idemitsu Kosan Co. Ltd.
13,225 116,183
IHI Corp.
293 5,092
Iida Group Holdings Co. Ltd.
1,118 14,973
Industrial & Infrastructure Fund
Investment Corp. REIT
15 13,211
INFRONEER Holdings, Inc.
2,195 33,810
Inpex Corp.
5,475 123,952
Internet Initiative Japan, Inc.
600 11,692
Invincible Investment Corp. REIT
47 18,098
Isetan Mitsukoshi Holdings Ltd.
1,413 30,144
Isuzu Motors Ltd.
4,742 69,958
Ito En Ltd.
300 5,669
ITOCHU Corp.
4,175 50,761
Itoham Yonekyu Holdings, Inc.
485 14,959

DBX ETF Trust | 7
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Iwatani Corp.
4,109 52,037
Iyogin Holdings, Inc.
527 10,110
J. Front Retailing Co. Ltd.
1,131 15,403
Japan Airlines Co. Ltd.
1,622 27,913
Japan Airport Terminal Co. Ltd.
725 22,006
Japan Hotel REIT Investment
Corp. REIT
51 24,540
Japan Logistics Fund, Inc. REIT
15 8,659
Japan Metropolitan Fund Invest
REIT
32 22,614
Japan Post Holdings Co. Ltd.
1,052 13,666
Japan Post Insurance Co. Ltd.
717 6,439
Japan Prime Realty Investment
Corp. REIT
26 15,532
Japan Real Estate Investment
Corp. REIT
25 17,950
Japan Tobacco, Inc.
707 27,389
Jeol Ltd.
211 9,429
JFE Holdings, Inc.
3,365 35,946
JGC Holdings Corp.
2,547 43,655
JTEKT Corp.
3,152 42,887
Kagome Co. Ltd.
265 4,288
Kajima Corp.
1,177 43,674
Kakaku.com, Inc.
431 9,043
Kamigumi Co. Ltd.
2,655 79,088
Kandenko Co. Ltd.
1,495 61,400
Kaneka Corp.
1,222 42,381
Kansai Electric Power Co., Inc.
9,415 138,129
Kansai Paint Co. Ltd.
1,913 29,448
Kao Corp.
1,437 55,200
Kawasaki Heavy Industries Ltd.
105 2,069
Kawasaki Kisen Kaisha Ltd.
300 4,749
KDDI Corp.
2,885 49,630
KDX Realty Investment Corp.
REIT
16 15,981
Keihan Holdings Co. Ltd.
500 10,048
Keikyu Corp.
404 3,830
Keio Corp.
2,400 11,125
Keisei Electric Railway Co. Ltd.
1,122 7,690
Kewpie Corp.
2,232 56,462
Keyence Corp.
20 10,065
Kikkoman Corp.
3,034 26,549
Kinden Corp.
1,562 70,442
Kintetsu Group Holdings Co. Ltd.
1,400 31,546
Kirin Holdings Co. Ltd.
4,151 70,887
Kobayashi Pharmaceutical Co.
Ltd.
163 5,992
Kobe Bussan Co. Ltd.
700 11,921
Kobe Steel Ltd.
2,757 34,291
Koei Tecmo Holdings Co. Ltd.
526 4,894
Koito Manufacturing Co. Ltd.
4,700 82,580
Kokuyo Co. Ltd.
8,283 42,724
Komatsu Ltd.
2,498 103,206
Number
of Shares Value $
Konami Group Corp.
110 13,081
Kose Holdings Corp.
100 3,522
Kraftia Corp.
483 28,287
K's Holdings Corp.
4,774 62,858
Kubota Corp.
3,055 54,541
Kuraray Co. Ltd.
2,039 21,012
Kurita Water Industries Ltd.
1,308 71,920
Kyocera Corp.
2,906 63,582
Kyoto Financial Group, Inc.
279 7,745
Kyowa Kirin Co. Ltd.
1,100 17,309
Kyushu Electric Power Co., Inc.
11,888 122,397
Kyushu Financial Group, Inc.
600 5,209
Kyushu Railway Co.
1,096 24,248
LaSalle Logiport REIT
10 9,153
Lion Corp.
1,628 16,562
Lixil Corp.
2,633 27,895
Mabuchi Motor Co. Ltd.
5,422 52,844
Macnica Holdings, Inc.
390 7,619
Makita Corp.
841 29,236
Marubeni Corp.
2,240 73,114
Marui Group Co. Ltd.
582 9,974
Maruichi Steel Tube Ltd.
6,470 73,341
Maruwa Co. Ltd./Aichi
17 7,949
MatsukiyoCocokara & Co.
3,384 48,265
Mazda Motor Corp.
2,857 20,612
McDonald's Holdings Co. Japan
Ltd.
869 42,525
Mebuki Financial Group, Inc.
1,300 10,857
Medipal Holdings Corp.
6,340 109,404
MEIJI Holdings Co. Ltd.
3,413 80,785
MINEBEA MITSUMI, Inc.
1,171 33,558
MISUMI Group, Inc.
1,430 33,893
Mitsubishi Chemical Group
Corp.
31,739 228,687
Mitsubishi Corp.
2,394 76,171
Mitsubishi Electric Corp.
1,886 77,696
Mitsubishi Estate Co. Ltd.
900 22,931
Mitsubishi Gas Chemical Co.,
Inc.
2,349 81,822
Mitsubishi HC Capital, Inc.
575 4,701
Mitsubishi Heavy Industries Ltd.
278 6,647
Mitsubishi Logistics Corp.
6,455 60,884
Mitsubishi Materials Corp.
3,330 107,792
Mitsubishi Motors Corp.
1,200 2,800
Mitsui & Co. Ltd.
2,023 67,226
Mitsui Chemicals, Inc.
6,622 90,746
Mitsui Fudosan Co. Ltd.
3,082 29,631
Mitsui Fudosan Logistics Park,
Inc. REIT
85 57,614
Mitsui Kinzoku Co. Ltd.
118 38,271
Mitsui OSK Lines Ltd.
674 23,185
Miura Co. Ltd.
266 5,384

8 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Mizuho Financial Group, Inc.
55 2,486
Mori Hills REIT Investment Corp.
REIT
6 4,881
Morinaga Milk Industry Co. Ltd.
200 6,113
MS&AD Insurance Group
Holdings, Inc.
2,363 63,636
Murata Manufacturing Co. Ltd.
2,090 126,366
Nabtesco Corp.
544 18,908
Nagase & Co. Ltd.
12,952 91,573
Nagoya Railroad Co. Ltd.
2,029 22,923
NANKAI Co. Ltd.
1,117 19,577
NEC Corp.
914 23,558
Nexon Co. Ltd.
600 8,443
NGK Corp.
4,130 163,861
NH Foods Ltd.
1,953 74,911
NHK Spring Co. Ltd.
3,991 89,979
Nichias Corp.
5,272 116,938
Nichirei Corp.
2,019 23,108
NIDEC CORP *
701 12,295
Nifco, Inc.
2,005 56,929
Nihon Kohden Corp.
500 4,545
Nikkon Holdings Co. Ltd.
1,019 37,978
Nikon Corp.
600 6,952
Nintendo Co. Ltd.
100 4,490
Nippon Accommodations Fund,
Inc. REIT
10 7,909
Nippon Building Fund, Inc. REIT
20 16,006
Nippon Electric Glass Co. Ltd.
1,173 48,131
NIPPON EXPRESS HOLDINGS,
Inc.
3,216 106,244
Nippon Kayaku Co. Ltd.
4,725 63,296
Nippon Prologis REIT, Inc. REIT
25 13,396
Nippon Sanso Holdings Corp.
607 23,580
Nippon Shinyaku Co. Ltd.
312 8,234
Nippon Shokubai Co. Ltd.
4,591 59,525
Nippon Steel Corp.
18,700 66,558
Nippon Television Holdings, Inc.
334 5,958
Nippon Yusen KK
1,817 60,643
Nipro Corp.
1,157 12,508
Nissan Chemical Corp.
1,898 89,529
Nissan Motor Co. Ltd. *
2,700 6,730
Nisshin Seifun Group, Inc.
3,839 47,388
Nissin Foods Holdings Co. Ltd.
1,061 17,836
Niterra Co. Ltd.
2,949 188,307
Nitori Holdings Co. Ltd.
600 9,869
Nitto Denko Corp.
5,416 101,743
NOF Corp.
3,237 56,834
NOK Corp.
2,814 50,998
Nomura Holdings, Inc.
1,100 8,879
Nomura Real Estate Holdings,
Inc.
1,352 7,725
Nomura Real Estate Master
Fund, Inc. REIT
15 14,379
Number
of Shares Value $
Nomura Research Institute Ltd.
251 7,918
NS Solutions Corp.
300 6,568
NSK Ltd.
6,111 47,947
NTT, Inc.
26,338 24,735
Obayashi Corp.
6,290 128,218
Obic Co. Ltd.
580 14,534
Odakyu Electric Railway Co. Ltd.
1,510 15,343
Oji Holdings Corp.
15,679 77,041
Olympus Corp.
1,966 22,051
Omron Corp.
479 17,284
Ono Pharmaceutical Co. Ltd.
3,911 58,779
Open House Group Co. Ltd.
1,758 95,481
Oracle Corp.
36 1,949
Organo Corp.
113 11,329
Oriental Land Co. Ltd.
717 10,339
ORIX Corp.
2,936 115,031
Orix JREIT, Inc. REIT
23 13,885
Osaka Gas Co. Ltd.
4,688 157,877
Otsuka Corp.
2,256 40,942
Otsuka Holdings Co. Ltd.
1,601 117,820
PALTAC Corp.
1,072 44,647
Pan Pacific International
Holdings Corp.
2,670 14,730
Panasonic Holdings Corp.
4,113 95,597
Park24 Co. Ltd.
800 9,330
Persol Holdings Co. Ltd.
22,195 33,797
Pola Orbis Holdings, Inc.
1,100 8,904
Recruit Holdings Co. Ltd.
138 9,163
Relo Group, Inc.
1,219 14,101
Resona Holdings, Inc.
600 7,687
Resonac Holdings Corp.
190 22,343
Resorttrust, Inc.
3,193 34,068
Ricoh Co. Ltd.
1,712 15,685
Rinnai Corp.
1,822 38,834
Rohto Pharmaceutical Co. Ltd.
700 10,470
Ryohin Keikaku Co. Ltd.
1,577 38,467
Sankyo Co. Ltd.
3,066 31,076
Sankyu, Inc.
1,371 77,330
Santen Pharmaceutical Co. Ltd.
7,096 85,385
Sanwa Holdings Corp.
1,188 27,202
Sapporo Holdings Ltd.
255 2,552
Sawai Group Holdings Co. Ltd.
1,799 19,765
SBI Holdings, Inc.
1,342 24,532
SCREEN Holdings Co. Ltd.
298 20,816
Secom Co. Ltd.
2,808 112,010
Seibu Holdings, Inc.
2,685 47,555
Seiko Epson Corp.
1,807 33,231
Seino Holdings Co. Ltd.
2,316 39,631
Sekisui Chemical Co. Ltd.
6,587 94,798
Sekisui House Ltd.
2,370 49,919
Sekisui House Reit, Inc. REIT
50 25,755
Seven & i Holdings Co. Ltd.
853 9,964

DBX ETF Trust | 9
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Seven Bank Ltd.
2,100 3,563
SG Holdings Co. Ltd.
3,608 32,830
Shikoku Electric Power Co., Inc.
5,880 53,854
Shimadzu Corp.
1,447 34,314
Shimamura Co. Ltd.
2,380 49,218
Shimano, Inc.
41 4,251
Shimizu Corp.
3,051 51,393
Shin-Etsu Chemical Co. Ltd.
1,419 69,154
Shionogi & Co. Ltd.
5,496 103,574
Shiseido Co. Ltd.
300 5,296
Shizuoka Financial Group, Inc.
627 11,308
SHO-BOND Holdings Co. Ltd.
2,468 19,744
SKY Perfect JSAT Corp.
1,740 48,859
Skylark Holdings Co. Ltd.
1,468 25,908
SMC Corp.
86 37,336
SoftBank Corp.
24,052 32,530
Sojitz Corp.
1,874 63,463
Sompo Holdings, Inc.
423 15,832
Sony Financial Group, Inc.
14,058 12,363
Sony Group Corp.
469 10,147
Sotetsu Holdings, Inc.
623 9,547
Square Enix Holdings Co. Ltd.
749 12,033
Stanley Electric Co. Ltd.
1,912 42,650
Subaru Corp.
3,383 51,896
Sugi Holdings Co. Ltd.
717 12,397
Sumitomo Bakelite Co. Ltd.
1,208 52,360
Sumitomo Chemical Co. Ltd.
52,379 200,777
Sumitomo Corp.
2,554 113,894
Sumitomo Electric Industries
Ltd.
745 58,897
Sumitomo Forestry Co. Ltd.
1,100 9,021
Sumitomo Heavy Industries Ltd.
1,192 39,102
Sumitomo Metal Mining Co. Ltd.
169 9,653
Sumitomo Mitsui Trust Holdings,
Inc.
775 26,650
Sumitomo Realty &
Development Co. Ltd.
720 16,812
Sumitomo Rubber Industries
Ltd.
1,501 19,622
Sundrug Co. Ltd.
1,028 23,422
Suntory Beverage & Food Ltd.
728 19,797
Suzuken Co. Ltd.
382 12,682
Suzuki Motor Corp.
5,815 72,089
Sysmex Corp.
352 3,089
T&D Holdings, Inc.
181 4,769
Taiheiyo Cement Corp.
1,225 34,859
Taisei Corp.
638 56,149
Taiyo Holdings Co. Ltd.
696 21,695
Takara Holdings, Inc.
490 6,855
Takasago Thermal Engineering
Co. Ltd.
818 24,300
Takashimaya Co. Ltd.
3,076 38,510
Takeda Pharmaceutical Co. Ltd.
1,070 34,401
Number
of Shares Value $
TBS Holdings, Inc.
317 11,568
TDK Corp.
3,677 94,887
Teijin Ltd.
6,603 68,502
Terumo Corp.
1,527 23,031
TIS, Inc.
591 12,552
Tobu Railway Co. Ltd.
2,076 36,293
Toda Corp.
3,326 32,520
Toho Co. Ltd.
1,980 15,286
Toho Gas Co. Ltd.
7,804 60,298
Tohoku Electric Power Co., Inc.
6,330 40,022
Tokio Marine Holdings, Inc.
1,031 46,055
Tokyo Century Corp.
429 6,365
Tokyo Electric Power Co.
Holdings, Inc. *
3,039 10,780
Tokyo Electron Ltd.
36 11,855
Tokyo Gas Co. Ltd.
2,316 92,820
Tokyo Metro Co. Ltd.
617 5,667
Tokyo Ohka Kogyo Co. Ltd.
835 57,751
Tokyo Seimitsu Co. Ltd.
125 13,651
Tokyo Tatemono Co. Ltd.
1,172 24,067
Tokyu Corp.
2,214 22,211
Tokyu Fudosan Holdings Corp.
3,377 27,981
Tomy Co. Ltd.
608 12,065
TOPPAN Holdings, Inc.
1,290 36,968
Toray Industries, Inc.
13,911 104,164
Toridoll Holdings Corp.
68 1,616
Tosoh Corp.
6,256 108,072
TOTO Ltd.
1,588 76,592
Toyo Seikan Group Holdings Ltd.
2,839 69,374
Toyo Suisan Kaisha Ltd.
992 69,544
Toyo Tire Corp.
3,721 88,613
Toyoda Gosei Co. Ltd.
2,631 79,778
Toyota Boshoku Corp.
3,084 44,345
Toyota Motor Corp.
283 5,408
Toyota Tsusho Corp.
2,181 94,945
Trend Micro, Inc.
61 2,303
Tsumura & Co.
489 11,704
Tsuruha Holdings, Inc.
2,221 27,506
UBE Corp.
1,343 24,909
Ulvac, Inc.
329 19,642
Unicharm Corp.
3,032 18,060
United Urban Investment Corp.
REIT
16 16,303
USS Co. Ltd.
4,139 45,696
West Japan Railway Co.
2,882 47,587
Workman Co. Ltd.
259 12,983
Yakult Honsha Co. Ltd.
1,122 18,900
Yamada Holdings Co. Ltd.
7,258 28,473
Yamaguchi Financial Group, Inc.
500 8,608
Yamaha Corp.
2,858 20,754
Yamaha Motor Co. Ltd.
1,286 10,591
Yamato Holdings Co. Ltd.
1,022 11,672

10 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Yamato Kogyo Co. Ltd.
464 34,350
Yamazaki Baking Co. Ltd.
1,041 20,481
Yaskawa Electric Corp.
353 15,984
Yokogawa Electric Corp.
2,789 87,617
Yokohama Financial Group, Inc.
1,100 11,218
Yokohama Rubber Co. Ltd.
643 28,997
Zenkoku Hosho Co. Ltd.
2,671 49,782
Zensho Holdings Co. Ltd.
223 11,280
Zeon Corp.
3,856 53,035
ZOZO, Inc.
884 5,499
(Cost $13,188,410)
16,309,605
Luxembourg — 0.4%
ArcelorMittal SA
985 68,185
Eurofins Scientific SE
976 71,139
RTL Group SA
513 18,887
Tenaris SA
1,766 53,767
(Cost $147,642)
211,978
Mexico — 0.0%
Fresnillo PLC
(Cost $975)
82 3,632
Netherlands — 1.9%
ABN AMRO Bank NV CVA
664 26,438
Aegon Ltd.
1,800 15,359
Airbus SE
66 13,840
Akzo Nobel NV
877 67,197
Argenx SE *
24 20,042
ASM International NV
11 11,532
ASML Holding NV
4 6,464
ASR Nederland NV
329 24,686
BE Semiconductor Industries NV
18 5,974
CTP NV, 144A
1,631 30,910
Euronext NV, 144A
34 5,539
EXOR NV
760 59,377
Ferrovial NV
458 31,373
Heineken Holding NV
817 59,015
Heineken NV
366 28,642
IMCD NV
77 7,938
ING Groep NV
1,081 33,681
Koninklijke Ahold Delhaize NV
6,796 286,850
Koninklijke KPN NV
22,854 119,106
Koninklijke Philips NV
731 19,509
Magnum Ice Cream Co. NV *
2,458 39,859
Magnum Ice Cream Co. NV *
54 873
NN Group NV
581 48,599
Prosus NV *
142 6,466
QIAGEN NV
1,306 48,228
Randstad NV
715 21,977
Universal Music Group NV
372 8,465
Wolters Kluwer NV
247 17,588
(Cost $943,904)
1,065,527
Number
of Shares Value $
New Zealand — 0.4%
a2 Milk Co. Ltd.
1,203 4,648
Auckland International Airport
Ltd.
4,135 20,473
Contact Energy Ltd.
10,332 59,012
Fisher & Paykel Healthcare Corp.
Ltd.
2,243 50,076
Fletcher Building Ltd. *
1,645 3,093
Mainfreight Ltd.
1,129 43,767
Mercury NZ Ltd.
2,717 11,305
Spark New Zealand Ltd.
43,071 50,542
(Cost $221,522)
242,916
Norway — 1.7%
Aker ASA, Class A
802 108,205
Aker BP ASA
1,650 59,424
DNB Bank ASA
860 26,763
Equinor ASA
1,205 43,723
Gjensidige Forsikring ASA
988 27,323
Kongsberg Gruppen ASA
307 11,040
Kongsberg Maritime AS *
307 1,939
Mowi ASA
1,830 40,424
Norsk Hydro ASA
8,589 105,279
Orkla ASA
13,500 142,745
Salmar ASA
121 7,527
Telenor ASA
3,765 61,600
Var Energi ASA
7,591 37,424
Yara International ASA
4,668 254,144
(Cost $733,120)
927,560
Poland — 0.8%
Allegro.eu SA, 144A *
540 5,183
Bank Polska Kasa Opieki SA *
621 41,477
Dino Polska SA, 144A *
1,112 9,457
Erste Bank Polska
101 17,111
KGHM Polska Miedz SA *
347 33,490
LPP SA
1 6,235
ORLEN SA
6,153 240,833
Powszechna Kasa Oszczednosci
Bank Polski SA
928 26,391
Powszechny Zaklad Ubezpieczen
SA
2,861 50,872
(Cost $248,747)
431,049
Portugal — 0.4%
Banco Comercial Portugues SA,
Class R
6,662 7,560
EDP SA
19,931 101,570
Galp Energia SGPS SA
3,401 73,958
Jeronimo Martins SGPS SA
2,555 54,145
(Cost $223,088)
237,233
Russia — 0.0%
Evraz PLC * (c)
(Cost $35,071)
4,559 0

DBX ETF Trust | 11
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Singapore — 3.2%
ASMPT Ltd.
268 6,634
BOC Aviation Ltd., 144A
4,603 44,929
CapitaLand Ascendas REIT
33,888 66,429
CapitaLand Ascott Trust (a)
53,397 37,472
CapitaLand Integrated
Commercial Trust REIT
35,594 63,354
CapitaLand Investment Ltd.
2,417 4,814
City Developments Ltd.
1,882 12,661
ComfortDelGro Corp. Ltd.
83,729 84,691
DBS Group Holdings Ltd.
733 36,117
Frasers Logistics & Commercial
Trust REIT
27,338 21,436
Genting Singapore Ltd.
97,278 45,765
Jardine Cycle & Carriage Ltd.
1,937 44,956
Kenon Holdings Ltd.
206 18,760
Keppel REIT
78,529 53,262
Keppel DC REIT
33,773 61,172
Keppel Ltd.
11,925 100,610
Mapletree Industrial Trust REIT
21,322 32,434
Mapletree Logistics Trust REIT
8,190 7,706
Mapletree Pan Asia Commercial
Trust REIT
32,269 32,387
NETLINK NBN TRUST
27,771 21,666
Oversea-Chinese Banking Corp.
Ltd.
3,080 56,511
SATS Ltd.
19,586 59,126
Seatrium Ltd.
2,000 3,325
Sembcorp Industries Ltd.
6,423 32,182
SIA Engineering Co. Ltd.
7,529 19,068
Singapore Airlines Ltd.
17,379 92,390
Singapore Exchange Ltd.
12,467 213,885
Singapore Technologies
Engineering Ltd.
12,905 115,152
Singapore Telecommunications
Ltd.
12,171 41,418
StarHub Ltd.
11,133 8,991
Suntec Real Estate Investment
Trust REIT
12,188 14,048
United Overseas Bank Ltd.
1,104 32,548
UOL Group Ltd.
9,838 78,297
Venture Corp. Ltd.
10,397 146,741
Wilmar International Ltd.
14,300 40,253
Yangzijiang Maritime
Development Ltd.
62,600 30,432
(Cost $1,399,930)
1,781,622
South Korea — 6.5%
Amorepacific Corp.
71 5,423
Amorepacific Holdings Corp.
286 4,346
BGF retail Co. Ltd.
335 27,609
BNK Financial Group, Inc.
5,312 59,289
Celltrion, Inc. *
52 6,656
Cheil Worldwide, Inc.
2,855 34,972
Number
of Shares Value $
CJ CheilJedang Corp.
32 4,289
CJ Corp.
229 24,571
CJ Logistics Corp.
144 8,170
Coway Co. Ltd.
160 9,555
DB Insurance Co. Ltd.
1,182 112,239
Dongsuh Cos., Inc.
143 2,330
Doosan Bobcat, Inc.
134 5,753
E-MART, Inc.
179 10,227
GS Engineering & Construction
Corp.
549 11,111
GS Holdings Corp.
1,715 82,507
GS Retail Co. Ltd.
1,416 24,007
Hana Financial Group, Inc.
1,706 130,299
Hankook Tire & Technology Co.
Ltd.
1,663 73,715
Hanmi Pharm. Co. Ltd.
16 5,213
Hanwha Life Insurance Co. Ltd. *
2,479 8,028
HD Hyundai Co. Ltd.
603 111,037
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
230 64,559
HL Mando Co. Ltd.
197 8,118
HMM Co. Ltd.
386 5,010
Hyundai Engineering &
Construction Co. Ltd.
90 8,779
Hyundai Glovis Co. Ltd.
534 85,929
Hyundai Marine & Fire Insurance
Co. Ltd. *
941 21,574
Hyundai Mobis Co. Ltd.
496 252,772
Hyundai Motor Co.
19 9,115
Hyundai Steel Co.
523 13,934
iM Financial Group Co. Ltd.
3,672 42,251
Industrial Bank of Korea
3,253 43,604
Kangwon Land, Inc.
4,375 43,634
KB Financial Group, Inc.
802 80,147
KCC Corp.
24 8,759
KEPCO Plant Service &
Engineering Co. Ltd.
755 25,551
Kia Corp.
1,477 165,832
Korea Electric Power Corp.
1,835 47,367
Korea Investment Holdings Co.
Ltd.
352 55,474
Korean Air Lines Co. Ltd.
1,758 31,264
Krafton, Inc. *
44 7,518
KT&G Corp.
1,779 218,037
Kumho Petrochemical Co. Ltd.
99 8,691
LG Corp.
850 82,687
LG Display Co. Ltd. *
4,169 44,512
LG Electronics, Inc.
511 99,352
LG H&H Co. Ltd.
34 5,584
LG Innotek Co. Ltd.
84 81,269
LG Uplus Corp.
8,291 88,742
LIG Defense&Aerospace Co. Ltd.
8 4,252
Lotte Corp.
596 10,065

12 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
LS Corp.
35 10,358
Meritz Financial Group, Inc. *
30 2,048
Misto Holdings Corp.
430 10,686
NAVER Corp.
160 24,844
NH Investment & Securities Co.
Ltd.
205 4,108
NongShim Co. Ltd.
55 14,051
Orion Corp.
135 11,610
Pan Ocean Co. Ltd.
1,562 5,690
POSCO Holdings, Inc.
75 21,077
S-1 Corp.
800 36,310
Samsung Biologics Co. Ltd.,
144A *
5 4,522
Samsung C&T Corp.
101 28,986
Samsung Card Co. Ltd.
221 6,768
Samsung E&A Co. Ltd.
3,794 133,180
Samsung Electro-Mechanics
Co. Ltd.
57 80,451
Samsung Electronics Co. Ltd.
151 31,763
Samsung Episholdings Co. Ltd. *
49 15,737
Samsung Fire & Marine
Insurance Co. Ltd.
305 115,159
Samsung Heavy Industries Co.
Ltd. *
720 13,354
Samsung Life Insurance Co. Ltd.
154 39,701
Samsung SDS Co. Ltd.
507 100,593
Samsung Securities Co. Ltd.
1,634 129,896
Shinhan Financial Group Co. Ltd.
1,624 100,867
SK hynix, Inc.
5 7,740
SK Telecom Co. Ltd.
367 24,499
SK, Inc.
242 108,555
S-Oil Corp.
258 18,387
Woori Financial Group, Inc.
7,001 137,976
(Cost $2,199,091)
3,664,644
Spain — 2.4%
Acciona SA
323 93,025
ACS Actividades de
Construccion y Servicios SA
2,385 345,949
Aena SME, 144A
1,724 50,094
Amadeus IT Group SA
461 29,448
Banco Bilbao Vizcaya Argentaria
SA
1,133 26,589
Banco de Sabadell SA
2,619 8,863
Banco Santander SA
1,605 20,093
Bankinter SA
1,513 25,539
CaixaBank SA
1,635 22,132
Cellnex Telecom SA, 144A *
232 7,803
Corp ACCIONA Energias
Renovables SA
213 5,747
EDP Renewables SA
401 6,631
EDP Renewables SA *
4 59
Endesa SA
1,584 66,286
Iberdrola SA
2,786 63,397
Number
of Shares Value $
Industria de Diseno Textil SA
163 10,138
Mapfre SA
9,973 46,808
Merlin Properties Socimi SA
REIT
6,546 115,500
Naturgy Energy Group SA
1,961 65,311
Redeia Corp. SA
1,540 26,471
Repsol SA
10,479 269,516
Telefonica SA
5,651 25,969
(Cost $867,690)
1,331,368
Sweden — 3.8%
AAK AB
1,037 27,876
AddTech AB, Class B
475 16,946
Alfa Laval AB
680 38,252
Assa Abloy AB, Class B
2,092 75,381
Atlas Copco AB, Class A
1,055 20,276
Atlas Copco AB, Class B
685 11,648
Axfood AB
2,943 84,083
Beijer Ref AB
874 12,182
Boliden AB
1,467 91,484
Epiroc AB, Class A
1,250 37,189
Epiroc AB, Class B
830 21,251
Essity AB, Class B
3,399 95,566
Evolution AB, 144A *
226 17,055
Fastighets AB Balder, Class B *
763 4,381
Getinge AB, Class B
604 12,419
H & M Hennes & Mauritz AB,
Class B
1,724 30,649
Hexagon AB, Class B
1,814 16,782
Holmen AB, Class B
675 22,458
Industrivarden AB, Class A
2,291 130,266
Industrivarden AB, Class C
3,849 211,016
Indutrade AB
397 8,320
Investment AB Latour, Class B
177 3,825
Investor AB, Class A
676 27,477
Investor AB, Class B
2,464 101,608
L E Lundbergforetagen AB,
Class B
935 55,189
Lifco AB, Class B
286 9,212
Nibe Industrier AB, Class B
1,398 5,492
Saab AB, Class B
199 12,270
Sagax AB, Class B
88 1,588
Sagax AB, Class D
2,509 9,647
Sandvik AB
2,280 92,970
Securitas AB, Class B
3,704 61,859
Skandinaviska Enskilda Banken
AB, Class A
1,272 25,472
Skanska AB, Class B
3,422 92,802
SKF AB, Class B
2,282 60,033
SSAB AB, Class A
1,218 12,569
SSAB AB, Class B
3,779 38,955
Svenska Cellulosa AB SCA,
Class B
1,389 15,314

DBX ETF Trust | 13
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Svenska Handelsbanken AB,
Class A
1,724 25,477
Sweco AB, Class B
537 7,852
Swedbank AB, Class A
727 26,881
Swedish Orphan Biovitrum AB *
558 26,724
Tele2 AB, Class B
5,564 104,431
Telefonaktiebolaget LM Ericsson,
Class B
12,549 163,229
Telia Co. AB
15,241 81,724
Trelleborg AB, Class B
1,342 58,632
Volvo AB, Class A
136 4,793
Volvo AB, Class B
1,066 37,580
(Cost $1,591,534)
2,149,085
Switzerland — 3.0%
ABB Ltd.
405 43,343
Alcon, Inc.
267 17,803
Amrize Ltd. *
949 51,145
Avolta AG *
699 44,104
Banque Cantonale Vaudoise
26 3,910
Barry Callebaut AG
37 56,967
Belimo Holding AG
70 74,090
BKW AG
175 33,148
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
4 47,635
Cie Financiere Richemont SA,
Class A
42 9,079
Coca-Cola HBC AG *
1,422 81,732
EMS-Chemie Holding AG
15 13,697
Flughafen Zurich AG
175 53,081
Geberit AG
115 75,563
Georg Fischer AG
111 6,168
Givaudan SA
6 22,269
Glencore PLC *
10,157 77,738
Helvetia Baloise Holding AG
33 8,574
Holcim AG *
1,408 139,512
Julius Baer Group Ltd.
112 9,177
Kuehne + Nagel International AG
107 24,698
Logitech International SA
428 51,983
Lonza Group AG
23 14,730
Nestle SA
108 10,980
Novartis AG
142 21,412
Partners Group Holding AG
26 27,526
PSP Swiss Property AG
269 51,228
Roche Holding AG
22 9,272
Sandoz Group AG
896 75,226
Schindler Holding AG
49 16,086
Schindler Holding AG
Participation Certificates
83 28,044
SGS SA
599 68,137
SIG Group AG *
297 4,592
Sika AG
107 20,993
Number
of Shares Value $
Sonova Holding AG
79 20,990
STMicroelectronics NV
51 3,508
STMicroelectronics NV, Class Y
96 6,654
Straumann Holding AG
97 11,759
Swatch Group AG — Bearer
130 35,971
Swatch Group AG — Registered
259 14,121
Swiss Life Holding AG
12 13,067
Swiss Prime Site AG
179 29,988
Swiss Re AG
231 34,797
Swisscom AG
122 104,380
Swissquote Group Holding SA
390 19,766
Temenos AG
69 5,965
UBS Group AG
171 8,106
VAT Group AG, 144A
49 38,304
VZ Holding AG
36 6,847
Zurich Insurance Group AG
36 25,663
(Cost $1,261,294)
1,673,528
Thailand — 0.1%
Thai Beverage PCL
(Cost $37,745)
96,966 34,214
United Kingdom — 8.9%
3i Group PLC
3,490 107,024
Admiral Group PLC
3,927 174,471
Airtel Africa PLC, 144A
1,599 7,600
Associated British Foods PLC
2,282 56,045
AstraZeneca PLC
54 10,046
Autotrader Group PLC, 144A
3,305 19,669
Aviva PLC
3,880 32,071
BAE Systems PLC
2,553 69,618
Barclays PLC
4,604 28,420
Barratt Redrow PLC
874 3,097
Beazley PLC
10,605 183,119
Berkeley Group Holdings PLC *
1,202 55,801
BP PLC
7,301 51,352
British American Tobacco PLC
1,175 72,714
British Land Co. PLC REIT
8,582 46,874
BT Group PLC
25,061 70,535
Bunzl PLC
1,582 50,198
Burberry Group PLC *
643 10,219
Centrica PLC
68,020 171,914
Coca-Cola Europacific Partners
PLC
329 29,979
Compass Group PLC
1,655 53,241
Convatec Group PLC, 144A
6,369 17,359
Croda International PLC
571 23,406
Diageo PLC
1,921 39,760
Diploma PLC
956 90,076
Endeavour Mining PLC
696 43,100
GSK PLC
3,087 78,292
Haleon PLC
8,737 39,653
Halma PLC
1,442 91,006

14 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Howden Joinery Group PLC
7,122 73,729
ICG PLC
1,312 33,018
IMI PLC
2,912 109,200
Imperial Brands PLC
5,070 184,248
Informa PLC
2,763 30,212
InterContinental Hotels Group
PLC
604 93,107
International Consolidated
Airlines Group SA
11,718 67,936
Intertek Group PLC
969 69,488
J Sainsbury PLC
63,909 255,251
Kingfisher PLC
35,262 136,653
Land Securities Group PLC REIT
5,935 50,321
Legal & General Group PLC
1,628 5,956
Lloyds Banking Group PLC
26,357 36,203
Marks & Spencer Group PLC
16,269 78,048
Melrose Industries PLC
3,075 19,510
Mondi PLC
1,316 13,379
National Grid PLC
2,119 34,147
NatWest Group PLC
3,323 26,849
Next PLC
1,006 179,201
Pearson PLC
3,201 47,980
Persimmon PLC
3,745 56,210
Reckitt Benckiser Group PLC
1,029 63,679
RELX PLC
425 14,035
Rentokil Initial PLC
5,771 34,912
Rightmove PLC
2,171 12,282
Rio Tinto PLC
888 95,375
Rolls-Royce Holdings PLC
829 14,945
Sage Group PLC
2,156 24,482
Schroders PLC
4,255 33,495
Segro PLC REIT
2,827 27,536
Severn Trent PLC
988 39,554
Shell PLC
1,020 42,870
Smith & Nephew PLC
6,114 91,562
Smiths Group PLC
3,681 122,259
Spirax Group PLC
309 29,010
SSE PLC
2,988 93,885
St. James's Place PLC
399 6,508
Standard Chartered PLC
118 3,171
Standard Life PLC
1,838 19,226
Taylor Wimpey PLC
44,283 47,622
Tesco PLC
86,340 500,676
Unilever PLC
430 24,376
United Utilities Group PLC
4,499 81,506
Vodafone Group PLC
116,468 174,890
Weir Group PLC
652 21,497
Whitbread PLC
1,420 44,943
Wise Group PLC, Class A *
1,125 14,164
(Cost $3,946,241)
5,005,765
Number
of Shares Value $
United States — 0.3%
Brookfield Asset Management
Ltd., Class A
182 8,810
GQG Partners, Inc.
3,315 3,447
Light & Wonder, Inc. *
56 4,703
RB Global, Inc.
259 27,576
Restaurant Brands International,
Inc.
543 40,659
Samsonite Group SA, 144A
4,133 7,636
Sunbelt Rentals Holdings, Inc.
814 64,100
(Cost $140,750)
156,931
TOTAL COMMON STOCKS
(Cost $42,494,091)
55,026,745
PREFERRED STOCKS — 0.2%
Germany — 0.1%
Bayerische Motoren Werke AG
44 3,833
FUCHS SE
439 20,133
Henkel AG & Co. KGaA
480 37,350
Volkswagen AG *
120 12,858
(Cost $69,521)
74,174
South Korea — 0.1%
Amorepacific Corp.
181 4,492
Hanwha Corp.
196 6,191
Hyundai Motor Co.
36 6,498
Korea Investment Holdings Co.
Ltd.
45 4,939
LG Electronics, Inc.
147 9,335
Mirae Asset Securities Co. Ltd.
912 9,447
Samsung Electronics Co. Ltd.
52 6,987
Samsung Fire & Marine
Insurance Co. Ltd.
59 14,329
(Cost $42,265)
62,218
TOTAL PREFERRED STOCKS
(Cost $111,786)
136,392
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(c)
,
expires 3/31/40
(Cost $0)
38 0
EXCHANGE-TRADED FUNDS
— 0.2%
Vanguard FTSE Developed
Markets ETF
(Cost $64,426)
1,250 89,712
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.57% (d)
(Cost $127,836)
127,836 127,836

DBX ETF Trust | 15
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
TOTAL INVESTMENTS — 98.5%
(Cost $42,798,139)
55,380,685
Other assets and liabilities,
net — 1.5%
857,053
NET ASSETS — 100.0%
56,237,738
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
9,666 9,262 (10,365) 3,958 (2,345) 365 — 313 10,176
DWS Group GmbH & Co. KGaA, 144A (b)
7,452 17,647 (6,385) 729 2,173 — — 299 21,616
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (d)(e)
— — — — — (1) — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.57% (d)
88,719 2,225,077 (2,185,960) — — 2,918 — 127,836 127,836
105,837 2,251,986 (2,202,710) 4,687 (172) 3,282 — 128,448 159,628
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interests
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Industrials
13,357,456 24 .2
Financials
7,912,860 14 .3
Consumer Discretionary
5,797,808 10 .6
Consumer Staples
5,733,834 10 .4
Materials
5,521,375 10 .0
Utilities
4,027,301 7 .3
Real Estate
2,910,639 5 .3
Energy
2,779,200 5 .0
Information Technology
2,591,354 4 .7
Communication Services
2,371,170 4 .3
Health Care
2,160,139 3 .9
Total
55,163,136 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro EURO STOXX 50 Index
EUR 35 236,627 247,674 6/19/2026 11,047
MINI TOPIX Index
JPY 9 206,609 223,996 6/11/2026 17,387
MSCI EAFE Index
USD 3 440,510 466,695 6/19/2026 26,185
Total unrealized appreciation
54,619
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 17
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEEF-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 55,026,685 $ 59 $ 0 $ 55,026,744
Preferred Stocks (a)
136,392 — — 136,392
Warrants
— — 0 0
Exchange-Traded Funds
89,712 — — 89,712
Short-Term Investments (a)
127,836 — — 127,836
Derivatives (b)
Futures Contracts
54,619 — — 54,619
TOTAL
$ 55,435,244 $ 59 $ 0 $ 55,435,303
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.